segment information	12 Months Ended
Dec. 31, 2019
segment information
segment information

5     segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance. As referred to in Note 1(b), effective January 1, 2020, we embarked upon modifying our internal and external reporting processes, systems and internal controls to accommodate the technology convergence-driven cessation of the historical distinction between our wireless and wireline operations at the level of regularly reported discrete performance measures that are provided to our chief operating decision-maker. We anticipate transitioning to a new segment reporting structure during 2020, but do not anticipate a substantive change to our products and services revenue reporting from such transition; we will continue to report wireless and wireline operations until such transition is substantially completed.

As we do not currently aggregate operating segments, our reportable segments as at December 31, 2019, are also wireless and wireline. The wireless segment includes network revenues and equipment sales arising from mobile technologies. The wireline segment includes data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; customer care and business services; certain healthcare solutions; and home and business security), voice and other telecommunications services revenues (excluding wireless arising from mobile technologies), and equipment sales. Segmentation has been based on similarities in technology (mobile versus fixed), the technical expertise required to deliver the services and products, customer characteristics, the distribution channels used and regulatory treatment. Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

	Wireless		Wireline		Eliminations		Consolidated
Years ended December 31 (millions)	2019	2018	2019	2018	2019	2018	2019	2018
Operating revenues
External revenues
Service	$6,165	$6,054	$6,235	$5,828	$—	$—	$12,400	$11,882
Equipment	1,964	1,963	225	250	—	—	2,189	2,213
Revenues arising from contracts with customers	8,129	8,017	6,460	6,078	—	—	14,589	14,095
Other operating income	20	118	49	155	—	—	69	273
	8,149	8,135	6,509	6,233	—	—	14,658	14,368
Intersegment revenues	53	47	251	207	(304)	(254)	—	—
	$8,202	$8,182	$6,760	$6,440	$(304)	$(254)	$14,658	$14,368
Pro forma EBITDA [1] reported to chief operating decision-maker	$3,693	$3,544	$1,861	$1,785	$—	$—	$5,554	$5,329
Retrospective IFRS 16 simulation [2]	—	(113)	—	(112)	—	—	—	(225)
EBITDA [1]	$3,693	$3,431	$1,861	$1,673	$—	$—	$5,554	$5,104
CAPEX, excluding spectrum licences [3]	$889	$896	$2,017	$2,018	$—	$—	$2,906	$2,914

Operating revenues – external (above)	$14,658	$14,368
Goods and services purchased	6,070	6,368
Employee benefits expense	3,034	2,896
EBITDA (above)	5,554	5,104
Depreciation	1,929	1,669
Amortization	648	598
Operating income	2,977	2,837
Financing costs	733	661
Income before income taxes	$2,244	$2,176
(1)

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)

For purposes of the chief operating decision-maker’s assessment of performance during the 2019 fiscal year relative to the 2018 fiscal year, we have simulated IFRS 16 adjustments to the fiscal 2018 results in calculating pro forma results. The simulated IFRS 16 adjustments: (i) are a cash-based proxy and should not be considered comparable to the results that would have been reported had IFRS 16 been applied retrospectively to each comparative period applying IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (see Note 2(a)); and (ii) do not have any standardized meaning prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other issuers.

(3)

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.

Geographical information

We attribute revenues from external customers to individual countries on the basis of the location where the goods and/or services are provided. We attribute less than ten per cent of our revenues to countries other than Canada (our country of domicile), and we do not have significant amounts of property, plant, equipment and/or intangible assets located outside of Canada. As at December 31, 2019, on a historical cost basis, we had $568 million (2018 – $546 million) of goodwill located outside of Canada.